SHAREHOLDER'S CAPITAL - Option Assumptions (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) Y $ / shares
SHAREHOLDER'S CAPITAL
Grant date share price (USD per option) | $ / shares	$ 19.00
Grant date fair value (USD in millions) | $	$ 23.6
Expected volatility (%)	23.51%
Expected dividend yield (%)	0.00%
Expected life (years) | Y	4.2
Risk-free interest rate (%)	0.65%